Pacer US Cash Cows Growth ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.9%
Apparel - 1.3%
Deckers Outdoor Corp. (a)	152	$44,381
Biotechnology - 6.8%
Emergent BioSolutions, Inc. (a)	288	30,773
Exelixis, Inc. (a)	1,684	37,402
Vertex Pharmaceuticals, Inc. (a)	693	158,752
		226,927
Building Materials - 0.6%
Simpson Manufacturing Co., Inc.	236	21,712
Chemicals - 2.3%
FMC Corp.	704	76,236
Commercial Services - 2.8%
ASGN, Inc. (a)	287	23,795
CoreLogic, Inc.	422	31,773
FTI Consulting, Inc. (a)	194	21,334
Insperity, Inc.	208	16,326
		93,228
Computers - 10.8%
Apple, Inc.	1,269	167,457
Fortinet, Inc. (a)	871	126,077
Lumentum Holdings, Inc. (a)	410	38,458
Qualys, Inc. (a)	212	29,356
		361,348
Electronics - 1.4%
II-VI, Inc. (a)	563	47,331
Engineering & Construction - 1.1%
TopBuild Corp. (a)	179	35,791
Environmental Control - 1.1%
Tetra Tech, Inc.	292	35,498
Hand/Machine Tools - 1.1%
Lincoln Electric Holdings, Inc.	323	36,983
Healthcare-Services - 10.2%
Amedisys, Inc. (a)	178	51,141
Charles River Laboratories International, Inc. (a)	270	69,944
Chemed Corp.	87	45,057
DaVita, Inc. (a)	608	71,361
LHC Group, Inc. (a)	172	34,266
Medpace Holdings, Inc. (a)	194	25,761
Syneos Health, Inc. (a)	565	42,008
		339,538
Home Furnishings - 0.9%
Tempur Sealy International, Inc. (a)	1,120	29,568
Household Products/Wares - 1.0%
Helen of Troy Ltd. - ADR (a)	138	33,707
Housewares - 2.0%
Scotts Miracle-Gro Co. - Class A	303	67,087
Internet - 5.4%
eBay, Inc.	3,192	180,380
Media - 1.9%
FactSet Research Systems, Inc.	206	62,282
Metal Fabricate/Hardware - 0.9%
The Timken Co.	409	30,945
Pharmaceuticals - 2.7%
Jazz Pharmaceuticals PLC - ADR (a)	302	46,961
PRA Health Sciences, Inc. (a)	348	42,888
		89,849
Pipelines - 0.6%
Antero Midstream Corp.	2,588	20,963
Retail - 12.7%
Dollar General Corp.	759	147,709
Lithia Motors, Inc.	144	45,890
Ollie's Bargain Outlet Holdings, Inc. (a)	355	33,629
RH (a)	111	52,765
Tractor Supply Co.	632	89,579
Williams-Sonoma, Inc.	416	53,631
		423,203
Semiconductors - 18.6%
Applied Materials, Inc.	1,776	171,704
CMC Materials, Inc.	158	23,275
KLA Corp.	609	170,562
MKS Instruments, Inc.	299	47,263
Qorvo, Inc. (a)	619	105,775
Teradyne, Inc.	889	100,884
		619,463
Software - 8.8%
Microsoft Corp.	728	168,867
Take-Two Interactive Software, Inc. (a)	624	125,081
		293,948
Telecommunications - 3.8%
Arista Networks, Inc. (a)	411	126,407
Transportation - 1.1%
Knight-Swift Transportation Holdings, Inc.	922	36,880
TOTAL COMMON STOCKS (Cost $3,153,828)		3,333,655
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.005% (b)	$4,017	4,017
TOTAL SHORT-TERM INVESTMENTS (Cost $4,017)		4,017

Total Investments (Cost $3,157,845) - 100.0%		3,337,672
Liabilities in Excess of Other Assets - 0.0% (c)		(1,522)
TOTAL NET ASSETS - 100.0%		$3,336,150

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2021.
(c)	Less than 0.05%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 3,333,655	$ -	$ -	$ -	$ 3,333,655
Short-Term Investments	4,017	-	-	-	4,017
Total Investments in Securities	$ 3,337,672	$ -	$ -	$ -	$ 3,337,672
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.